OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [text block] [Abstract]
OTHER LIABILITIES
27 OTHER LIABILITIES

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Settlement balances	36	274	11	9
Lease liabilities	1,592	1,755	885	975
Other creditors and accruals	3,553	3,571	1,677	1,808
	5,181	5,600	2,573	2,792
The maturity of the lease liabilities was as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Not later than 1 year	227	238	125	132
Later than 1 year and not later than 2 years	192	220	102	124
Later than 2 years and not later than 3 years	157	192	80	106
Later than 3 years and not later than 4 years	146	156	74	84
Later than 4 years and not later than 5 years	117	156	57	84
Later than 5 years	753	793	447	445
	1,592	1,755	885	975